Note 25 (Tables)	12 Months Ended
Dec. 31, 2025
Post Employment And Other Employee Benefit Commitments [Abstract]
Net defined benefit liability asset on the consolidated balance sheet [Table Text Block]
The breakdown of the net defined benefit liability recorded on the balance sheet as of December 31, 2025, 2024 and 2023 is provided below:

NET DEFINED BENEFIT LIABILITY (ASSET) ON THE CONSOLIDATED BALANCE SHEET (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Pension commitments		4,040	3,759	3,849
Early retirement commitments		173	271	412
Medical benefits commitments		1,702	1,269	1,728
Other long-term employee benefits		332	384	435
Total commitments		6,247	5,683	6,424
Pension plan assets		1,903	1,584	1,675
Medical benefit plan assets		1,747	1,367	1,744
Total plan assets (1)		3,650	2,951	3,419
Total net liability / asset		2,599	2,732	3,006
Of which: Net asset on the consolidated balance sheet (2)		—	—	—
Of which: Net liability on the consolidated balance sheet for provisions for pensions and similar obligations (3)	24	2,267	2,348	2,571
Of which: Net liability on the consolidated balance sheet for other long-term employee benefits	24	332	384	435
(1) In Turkey, the foundation responsible for managing the benefit commitments holds an additional asset of €237 million as of December 31, 2025 which, in accordance with IFRS regarding the asset ceiling, has not been recognized in the Consolidated Financial Statements, because although it could be used to reduce future pension contributions it could not be immediately refunded to the employer. As of December 31, 2024 and 2023, this amount amounted to €123 million and €153 million, respectively.
(2) Recorded under the heading “Other Assets - Other” of the consolidated balance sheet (see Note 20).
(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet.

Consolidated Income Statement Impact [Table Text Block]
The impact relating to benefit commitments on the consolidated income statement for the years 2025, 2024 and 2023 is as follows:

CONSOLIDATED INCOME STATEMENT IMPACT (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Interest income and expense		118	138	133
Interest expense		487	494	444
Interest income		(369)	(356)	(311)
Personnel expense		205	215	188
Defined contribution plan expense	44.1	152	158	139
Defined benefit plan expense	44.1	43	51	49
Other expense		10	6	—
Provisions or (reversal) of provisions	46	2	3	31
Early retirement expense		—	—	—
Past service cost expense		6	7	36
Remeasurements (1)		(5)	(5)	(7)
Other provision expense		1	1	2
Total impact on consolidated income statement: expense (income)		325	355	352
(1) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.13).

Equity impact [Table Text Block]
The amounts relating to post-employment benefits charged to the consolidated balance sheet correspond to the actuarial gains (losses) on remeasurement of the net defined benefit liability relating to pension and medical commitments before income taxes as of December 31, 2025, 2024 and 2023 are as follows:

EQUITY IMPACT (MILLIONS OF EUROS)

	2025	2024	2023
Defined benefit plans	210	218	302
Post-employment medical benefits	165	(86)	12
Total impact on equity: debit (credit)	375	132	314

Defined benefits [Table Text Block]
Defined benefit commitments relate mainly to employees who have already retired or taken early retirement, certain closed groups of active employees still accruing defined benefit pensions, and in-service death and disability benefits provided to most active employees. For the latter, the Group pays the required premiums to fully insure the related liability. The change in these pension commitments during the years ended December 31, 2025, 2024 and 2023 is presented below:

DEFINED BENEFITS (MILLIONS OF EUROS)

	2025			2024			2023
	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)
Balance at the beginning	5,299	2,951	2,348	5,989	3,419	2,571	5,715	3,084	2,632
Current service cost	44	—	44	51	—	51	52	—	52
Interest income/expense	475	369	105	472	356	115	425	311	114
Contributions by plan participants	15	15	—	16	16	—	10	10	—
Employer contributions	—	330	(330)	—	143	(143)	—	106	(106)
Past service costs (1)	6	—	6	7	—	7	36	—	36
Remeasurements	726	352	373	(202)	(330)	128	375	68	307
Return on plan assets (2)	—	352	(352)	—	(330)	330	—	68	(68)
From changes in demographic assumptions	21	—	21	2	—	2	(86)	—	(86)
From changes in financial assumptions	520	—	520	(362)	—	(362)	248	—	248
Other actuarial gains and losses	185	—	185	158	—	158	212	—	212
Benefit payments	(546)	(275)	(271)	(564)	(230)	(334)	(655)	(232)	(424)
Settlement payments	—	—	—	(1)	(1)	—	(76)	(75)	(1)
Business combinations and disposals	—	—	—	—	—	—	(1)	—	(1)
Effect on changes in foreign exchange rates	(100)	(83)	(17)	(467)	(416)	(51)	124	153	(29)
Conversions to defined contributions	—	—	—	—	—	—	—	—	—
Other effects	(4)	(7)	4	(3)	(7)	4	(15)	(7)	(8)
Balance at the end	5,915	3,650	2,265	5,299	2,951	2,348	5,989	3,419	2,571
Of which: Spain	1,770	96	1,674	2,078	114	1,964	2,310	129	2,181
Of which: Mexico	3,218	2,733	485	2,385	2,114	271	2,988	2,702	286
Of which: Turkey	675	599	77	567	488	80	435	363	72
(1) Including gains and losses arising from settlements.
(2) Excluding interest, which is recorded under "Interest income or expense".

Actuarial assumptions percentage [Table Text Block]
The following table sets out the key actuarial assumptions used in the valuation of these commitments as of December 31, 2025, 2024 and 2023:

ACTUARIAL ASSUMPTIONS (%)

	2025			2024			2023
	Spain	Mexico	Turkey	Spain	Mexico	Turkey	Spain	Mexico	Turkey
Discount rate	4.00%	10.72%	31.1%	3.25%	12.11%	31.02%	3.43%	10.44%	25.60%
Rate of salary increase	—	4.50%	27.74%	—	4.50%	27.80%	—	4.50%	23.44%
Rate of pension increase	—	5.14%	26.24%	—	3.92%	26.30%	—	4.14%	21.94%
Medical cost trend rate	—	8.04%	30.44%	—	8.00%	30.50%	—	8.04%	26.14%
Mortality tables	PER 2020	EMSSA09	TUIK 2024	PER 2020	EMSSA09	TUIK 2022	PER 2020	EMSSA09	TUIK 2019

Sensitivity analysis [Table Text Block]
Changes in the main actuarial assumptions may affect the valuation of the commitments. The table below shows the sensitivity of the benefit obligations to changes in the key assumptions:

SENSITIVITY ANALYSIS (MILLIONS OF EUROS)

	Basis points change	2025		2024		2023
		Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate	50	(262)	287	(213)	232	(265)	291
Rate of salary increase	50	5	(5)	4	(4)	4	(4)
Rate of pension increase	50	40	(38)	27	(26)	34	(32)
Medical cost trend rate	50	151	(137)	102	(93)	141	(126)
Change in obligation from each additional year of longevity		154	—	120	—	134	—

Post employment commitments [Table Text Block]
The change in the benefit plan obligations and plan assets during the year ended December 31, 2025 was as follows:

POST-EMPLOYMENT COMMITMENTS 2025 (MILLIONS OF EUROS)

	Spain	Mexico	Turkey	Rest of the world
Defined benefit obligation
Balance at the beginning	2,078	1,125	567	260
Current service cost	4	9	16	3
Interest income or expense	61	126	133	9
Contributions by plan participants	—	—	13	2
Employer contributions	—	—	—	—
Past service costs (1)	—	—	4	2
Remeasurements	(104)	374	141	(17)
Return on plan assets (2)	—	—	—	—
From changes in demographic assumptions	—	—	21	—
From changes in financial assumptions	(91)	344	22	(22)
Other actuarial gains and losses	(13)	30	97	5
Benefit payments	(275)	(138)	(34)	(12)
Settlement payments	—	—	—	—
Business combinations and disposals	—	—	—	—
Effect on changes in foreign exchange rates	—	26	(155)	(1)
Conversions to defined contributions	—	—	—	—
Other effects	6	—	(10)	—
Balance at the end	1,770	1,522	675	246
Of which: Vested benefit obligation relating to current employees	72
Of which: Vested benefit obligation relating to retired employees	1,698
Plan Assets
Balance at the beginning	114	748	488	234
Current service cost	—	—	—	—
Interest income or expense	3	81	116	8
Contributions by plan participants	—	—	13	2
Employer contributions	—	185	37	2
Past service costs (1)	—	—	—	—
Remeasurements	(5)	93	110	(12)
Return on plan assets (2)	(5)	93	110	(12)
From changes in demographic assumptions	—	—	—	—
From changes in financial assumptions	—	—	—	—
Other actuarial gains and losses	—	—	—	—
Benefit payments	(16)	(138)	(24)	(11)
Settlement payments	—	—	—	—
Business combinations and disposals	—	—	—	—
Effect on changes in foreign exchange rates	—	18	(133)	—
Conversions to defined contributions	—	—	—	—
Other effects	—	—	(7)	—
Balance at the end	96	986	599	223
Net liability (asset)
Balance at the beginning	1,964	377	80	26
Current service cost	4	9	16	3
Interest income or expense	58	45	17	1
Contributions by plan participants	—	—	—	—
Employer contributions	—	(185)	(37)	(2)
Past service costs (1)	—	—	4	2
Remeasurements	(99)	281	31	(5)
Return on plan assets (2)	5	(93)	(110)	12
From changes in demographic assumptions	—	—	21	—
From changes in financial assumptions	(91)	344	22	(22)
Other actuarial gains and losses	(13)	30	97	5
Benefit payments	(259)	—	(11)	(1)
Settlement payments	—	—	—	—
Business combinations and disposals	—	—	—	—
Effect on changes in foreign exchange rates	—	8	(22)	(1)
Conversions to defined contributions	—	—	—	—
Other effects	6	—	(2)	—
Balance at the end	1,674	536	77	23
(1) Including gains and losses arising from settlements.
(2) Excluding interest, which is recorded under "Interest income or expense".
The change in net liabilities (assets) during the years ended December 31, 2024 and 2023 was as follows:

POST-EMPLOYMENT COMMITMENTS (MILLIONS OF EUROS)

	2024: Net liability (assets)				2023: Net liability (assets)
	Spain	Mexico	Turkey	Rest of the world	Spain	Mexico	Turkey	Rest of the world
Balance at the beginning	2,181	311	72	23	2,399	132	103	25
Current service cost	4	10	18	3	3	9	17	3
Interest income or expense	69	30	16	2	85	17	8	2
Contributions by plan participants	—	—	—	—	—	—	—	—
Employer contributions	—	(68)	(39)	(22)	—	(37)	(23)	(29)
Past service costs (1)	—	—	3	4	—	—	33	3
Remeasurements	23	139	32	19	67	175	32	21
Return on plan assets (2)	(1)	125	(50)	10	—	19	(129)	25
From changes in demographic assumptions	—	2	(15)	—	—	—	(14)	(2)
From changes in financial assumptions	34	(10)	(97)	3	78	114	10	(10)
Other actuarial gains and losses	(10)	22	195	6	(11)	42	165	8
Benefit payments	(321)	—	(11)	(1)	(379)	—	(43)	(1)
Settlement payments	—	—	—	—	—	—	—	(1)
Business combinations and disposals	—	—	—	—	—	—	—	(1)
Effect on changes in foreign exchange rates	—	(45)	(8)	(2)	—	15	(40)	1
Conversions to defined contributions	—	—	—	—	—	—	—	—
Other effects	8	—	(4)	—	6	—	(14)	—
Balance at the end	1,964	377	80	26	2,181	311	72	23
(1) Includes gains and losses from settlements.
(2) Excludes interest which is reflected in the line item “Interest income and expense”.

Medical benefits commitments [Table Text Block]
The change in defined benefit obligations and plan assets during the years 2025, 2024 and 2023 was as follows:

MEDICAL BENEFITS COMMITMENTS (MILLIONS OF EUROS)

	2025			2024			2023
	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)
Balance at the beginning	1,269	1,367	(98)	1,728	1,744	(16)	1,448	1,476	(28)
Current service cost	13	—	13	18	—	18	20	—	20
Interest income or expense	145	161	(16)	167	168	(2)	167	165	2
Contributions by plan participants	—	—	—	—	—	—	—	—	—
Employer contributions	—	106	(106)	—	15	(15)	—	17	(17)
Past service costs (1)	—	—	—	—	—	—	—	—	—
Remeasurements	332	167	165	(333)	(247)	(86)	(5)	(17)	12
Return on plan assets (2)	—	167	(167)	—	(247)	247	—	(17)	17
From changes in demographic assumptions	—	—	—	15	—	15	(70)	—	(70)
From changes in financial assumptions	266	—	266	(293)	—	(293)	56	—	56
Other actuarial gain and losses	65	—	65	(55)	—	(55)	8	—	8
Benefit payments	(86)	(86)	—	(71)	(70)	—	(70)	(70)	—
Settlement payments	—	—	—	—	—	—	—	—	—
Business combinations and disposals	—	—	—	—	—	—	—	—	—
Effect on changes in foreign exchange rates	30	32	(2)	(240)	(243)	3	168	173	(5)
Other effects	—	—	—	—	—	—	—	—	—
Balance at the end	1,702	1,747	(45)	1,269	1,367	(98)	1,728	1,744	(16)
(1) Including gains and losses arising from settlements.
(2) Excluding interest, which is recorded under "Interest income or expense".

Estimated benefit payments [Table Text Block]
As of December 31, 2025, the estimated benefit payments over the next ten years for all the entities in Spain, Mexico and Turkey are as follows:

ESTIMATED BENEFIT PAYMENTS (MILLIONS OF EUROS)

	2026	2027	2028	2029	2030	2031 - 2035
Commitments in Spain	380	240	209	180	153	557
Commitments in Mexico	229	246	261	278	297	1,635
Commitments in Turkey	30	36	46	58	75	895
Total	639	522	516	516	525	3,087

Plan assets breakdown [Table Text Block]
The table below shows the allocation of plan assets of the main companies of the BBVA Group as of December 31, 2025, 2024 and 2023:

PLAN ASSETS BREAKDOWN (MILLIONS OF EUROS)

	2025	2024	2023
Cash and cash equivalents	233	60	86
Debt securities (government bonds)	2,697	2,267	2,818
Mutual funds	1	1	—
Asset-backed securities	—	—	—
Structured debt	—	—	—
Insurance contracts	24	21	21
Total	2,956	2,349	2,924
Of which: Bank account in BBVA	6	25	23
Of which: Debt certificates issued by BBVA	—	—	—
Of which: Property occupied by BBVA	—	—	—

Investments in listed markets [Table Text Block]
The following table provides details of investments in listed securities (level 1) as of December 31, 2025, 2024 and 2023:

INVESTMENTS IN LISTED MARKETS (MILLIONS OF EUROS)

	2025	2024	2023
Cash and cash equivalents	233	60	86
Debt securities (Government bonds)	2,697	2,267	2,818
Mutual funds	1	1	—
Total	2,931	2,328	2,904
Of which: Bank account in BBVA	6	25	23
Of which: Debt certificates issued by BBVA	—	—	—
Of which: Property occupied by BBVA	—	—	—